Note 50	12 Months Ended
Dec. 31, 2021
Profit Or Loss From Non Current Assets And Disposal Groups Classified As Held For Sale Not Qualifying As Discontinued Operations [Abstract]
Disclosure of Profit Or Loss From Non Current Assets And Disposal Groups Classified As Held For Sale Not Qualifying As Discontinued Operations [Text Block]	Gains (losses) from non-current assets and disposal groups classified as held for sale not qualifying as discontinued operations
The main items included in the balance under this heading in the accompanying consolidated income statements are as follows:

Gains (losses) from non-current assets and disposal groups classified as held for sale not qualifying as discontinued operations (Millions of Euros)
	Notes	2021	2020	2019
Gains on sale of real estate		39	116	86
Impairment of non-current assets held for sale (*)	21	(97)	(103)	(72)
Gains (losses) on sale of investments classified as non-current assets held for sale (**)		10	431	10
Gains on sale of equity instruments classified as non-current assets held for sale		8	—	—
Total		(40)	444	23
(*) In 2021, it includes the impairment due to the closing of owned offices and the decommissioning of facilities after the agreement with the union representatives on the collective layoff procedure proposed for Banco Bilbao Vizcaya Argentaria, S.A. in Spain (see Notes 21 and 24).
(**) The variation in year 2020 is mainly due to the transfer of half plus one share in BBVA Allianz Seguros y Reaseguros, S.A. (see Note 3).